Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of reconciliation of earnings used to calculate earnings per share explanatory

	Six months ended 30 June
	2026	2025
	£m	£m
Earnings attributable to owners of the parent	3,190	4,512
Coupon on perpetual hybrid bonds	(38)	(29)
Tax on coupon on perpetual hybrid bonds	10	7
Earnings	3,162	4,490

Summary of earnings per share calculations	Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2026
– Earnings	£m	3,162	3,162	3,650	3,650	3,436	3,436
– Shares	m	2,165	2,176	2,165	2,176	2,165	2,176
– Per share	p	146.1	145.3	168.6	167.7	158.7	157.9
Six months to 30 June 2025
– Earnings	£m	4,490	4,490	3,573	3,573	3,698	3,698
– Shares	m	2,194	2,205	2,194	2,205	2,194	2,205
– Per share	p	204.6	203.6	162.9	162.0	168.5	167.7

Adjusted earnings per share explanatory	Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 25 to 26):
Items presented below are net of tax and non-controlling interests, when applicable.

	Six months ended 30 June
	2026	2025
	pence	pence
Diluted earnings per share	145.3	203.6
Effect of adjusting items in depreciation, amortisation and impairment	28.4	31.4
Effect of adjusting items in operating expenses	1.1	(18.8)
Effect of restructuring costs	12.7	0.2
Effect of adjusting net finance costs	(15.2)	3.4
Effect of associates' adjusting items net of tax	—	(56.3)
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	—	1.6
Effect of adjusting items in taxation	(4.6)	(3.1)
Adjusted diluted earnings per share	167.7	162.0
Impact of translational foreign exchange	3.9	—
Adjusted diluted earnings per share translated at 2025 exchange rates	171.6	162.0

Disclosure of headline earnings loss explanatory	Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2026	2025
	pence	pence
Diluted earnings per share	145.3	203.6
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	8.0	3.0
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(1.9)	(0.8)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax)	0.6	—
Effect of foreign exchange reclassification from reserves to the income statement	5.9	—
Issue of shares and change in shareholding of an associate	—	(0.1)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange reclassified	—	(38.0)
Diluted headline earnings per share	157.9	167.7

Disclosure of reconciliation of earnings to headline earnings explanatory	The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2026	2025
	£m	£m
Earnings	3,162	4,490
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	173	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(40)	(17)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax)	12	—
Effect of foreign exchange reclassification from reserves to the income statement	130	—
Issue of shares and change in shareholding of an associate	(1)	(2)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange reclassified	—	(841)
Headline earnings	3,436	3,698